Dec. 12, 2025
Venerable Large Cap Index Fund
I.	The following paragraph is added to the section titled “Principal Investment Strategy” in the Fund’s Summary Prospectus and in the Fund Summary section of the Fund’s Prospectus:

The Fund is classified as a diversified investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). However, the Fund may become non-diversified under the 1940 Act without the approval of shareholders solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index. A non-diversified fund generally invests a greater portion of its assets in a limited number of issuers relative to a diversified fund.

VENERABLE VARIABLE INSURANCE TRUST

Venerable Large Cap Index Fund

SUPPLEMENT DATED DECEMBER 12, 2025, TO THE SUMMARY PROSPECTUS, PROSPECTUS, AND STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 29, 2025

This Supplement updates certain information contained in the Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”) dated April 29, 2025, of the Venerable Large Cap Index Fund (the “Fund”), a series of Venerable Variable Insurance Trust (the “Trust”). You should read this Supplement in conjunction with the Fund’s Summary Prospectus, Prospectus, and SAI and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380, or you can view, download, and print the documents at the Trust’s website at https://docs.venerable.com/#/venerable-variable-insurance-trust.

Effective immediately, the Fund is updating its diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”), to reflect that the Fund intends to be diversified in approximately the same proportion as its benchmark index is diversified. The Fund may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its benchmark index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status under such circumstances.